ACCRUALS AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
ACCRUALS AND OTHER CURRENT LIABILITIES

16. ACCRUALS AND OTHER CURRENT LIABILITIES

Accruals and other current liabilities consisted of the following:

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)
Payroll payable	6,294	6,876
Accrued post-employment and termination benefits - current portion	8,134	8,809
Business and other taxes payable	620	456
Accrued expenses	17,800	18,362
Other payable secured by acceptance draft	405	3,525
Other payable	12,484	9,400
Total	45,737	47,428